DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

10. DISCONTINUED OPERATIONS

In December 2022, the Company ceased its cryptocurrency mining business and entering into a series of contracts with certain third parties to sell its cryptocurrency mining and related equipment, terminating the leases for both the office facility and the storage rooms for most mining machines, and laying off relevant employees. As a result, the operations of Cryptocurrency mining business are reflected within “discontinued operations” periods presented.

The significant items included within discontinued operations are as follows:

	Year Ended December 31
	2023	2022
Revenue - Cryptocurrency mining	$-	$4,108,372
Cost - Cryptocurrency mining	488,104	3,898,171
Administrative expenses	(94,284)	1,445,272
Impairment losses on cryptocurrencies	-	1,517,172
(Gain) on sales of cryptocurrencies	-	(679,111)
Impairment on property, equipment and software	-	1,468,014
Operating (loss) from discontinued operations	(393,820)	(3,541,146)
Subsidy income	-	9,195
Other (loss)	(71,984)	(2,936,541)
Interest income	13	111
Interest expense	-	(30,895)
(Loss) from discontinued operations before income taxes	(465,791)	(6,499,276)
Income tax expense	-	-
Net (loss) from discontinued operations	$(465,791)	$(6,499,276)

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Assets and liabilities of discontinued operations included within the Consolidated Balance Sheets are comprised of the following:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$-	$8,649
Other current assets	-	37,015
Property, equipment and software, net	-	1,155,063
Right-of-use assets	-	125,538
Current assets from discontinued operations	$-	$1,326,265

Accounts payable	-	187,206
Accrued payroll and benefits	-	3,065
Other payables and accrued expenses	-	58,572
Lease liability	-	128,696
Current liabilities from discontinued operations	$-	$377,539

	Years Ended December 31,
	2023	2022	2021
Net cash provided by (used in) operating activities	106,207	(1,835,015)	4,334,828
Net cash (used in) provided by investing activities	-	2,746,758	(8,455,550)

CRYPTOCURRENCIES

As of December 31, 2023 and 2022, no cryptocurrencies held by the Company.